DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Japan Hedged Equity ETF

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.1%
Communication Services - 7.1%
Capcom Co. Ltd.	15,300	$615,286
Dentsu Group, Inc.	18,336	507,322
KDDI Corp.	135,315	4,110,356
Konami Group Corp.	9,064	609,426
LY Corp.	246,328	678,421
Nexon Co. Ltd.	30,364	491,349
Nintendo Co. Ltd.	94,010	5,267,369
Nippon Telegraph & Telephone Corp.	2,699,400	3,282,421
SoftBank Corp.(a)	259,800	3,418,193
SoftBank Group Corp.	92,886	5,446,024
Square Enix Holdings Co. Ltd.	7,400	313,138
Toho Co. Ltd.	10,398	337,214

(Cost $22,213,874)		25,076,519

Consumer Discretionary - 19.4%
Aisin Corp.	13,623	513,134
Bandai Namco Holdings, Inc.	54,321	1,048,230
Bridgestone Corp.	51,307	2,206,009
Denso Corp.	170,140	3,125,437
Fast Retailing Co. Ltd.	15,781	4,553,669
Honda Motor Co. Ltd.	415,735	4,941,567
Iida Group Holdings Co. Ltd.	13,166	169,625
Isuzu Motors Ltd.	53,695	763,592
Koito Manufacturing Co. Ltd.	19,144	241,918
Mazda Motor Corp.	52,704	618,020
McDonald’s Holdings Co. Japan Ltd.	8,119	377,464
Nissan Motor Co. Ltd.	214,247	841,440
Nitori Holdings Co. Ltd.	7,347	1,077,155
Oriental Land Co. Ltd.	98,525	3,524,477
Pan Pacific International Holdings Corp.	34,300	806,480
Panasonic Holdings Corp.	199,244	1,887,847
Rakuten Group, Inc.*	136,138	744,618
Sekisui Chemical Co. Ltd.	34,652	487,467
Sekisui House Ltd.	53,952	1,201,972
Sharp Corp.*	22,355	121,602
Shimano, Inc.	6,784	943,932
Sony Group Corp.	113,893	9,834,211
Subaru Corp.	53,917	1,224,209
Sumitomo Electric Industries Ltd.	65,113	964,404
Suzuki Motor Corp.	35,389	1,552,518
Toyota Motor Corp.	956,865	23,111,047
USS Co. Ltd.	18,118	314,878
Yamaha Corp.	11,807	257,609
Yamaha Motor Co. Ltd.	82,172	734,188
Zensho Holdings Co. Ltd.	8,900	389,019
ZOZO, Inc.	11,634	263,379

(Cost $56,344,970)		68,841,117

Consumer Staples - 5.2%
Aeon Co. Ltd.(a)	59,102	1,409,349
Ajinomoto Co., Inc.	42,501	1,560,052
Asahi Group Holdings Ltd.	43,397	1,485,838
Japan Tobacco, Inc.	108,389	2,813,834
Kao Corp.	42,084	1,598,922
Kikkoman Corp.	12,348	807,249
Kirin Holdings Co. Ltd.	70,289	977,304
Kobe Bussan Co. Ltd.	13,800	370,958
MatsukiyoCocokara & Co.	30,200	499,775
MEIJI Holdings Co. Ltd.	20,786	468,212
Nissin Foods Holdings Co. Ltd.	17,510	511,214
Seven & i Holdings Co. Ltd.(a)	199,506	2,967,572
Shiseido Co. Ltd.	36,307	980,086
Suntory Beverage & Food Ltd.	12,636	414,850
Unicharm Corp.	36,474	1,210,610
Yakult Honsha Co. Ltd.	22,976	494,707

(Cost $19,788,397)		18,570,532

Energy - 0.8%
ENEOS Holdings, Inc.(a)	260,337	1,122,304
Idemitsu Kosan Co. Ltd.(a)	90,100	569,736
Inpex Corp.	87,344	1,171,617

(Cost $2,664,870)		2,863,657

Financials - 12.9%
Chiba Bank Ltd.	48,860	396,955
Concordia Financial Group Ltd.	93,138	470,909
Dai-ichi Life Holdings, Inc.	84,719	1,925,843
Daiwa Securities Group, Inc.	121,744	894,890
Japan Exchange Group, Inc.	45,432	1,186,105
Japan Post Bank Co. Ltd.	130,325	1,388,702
Japan Post Holdings Co. Ltd.	186,870	1,803,011
Japan Post Insurance Co. Ltd.	18,200	335,301
Mitsubishi HC Capital, Inc.	70,816	487,946
Mitsubishi UFJ Financial Group, Inc.	1,003,542	10,321,917
Mizuho Financial Group, Inc.	217,113	4,056,387
MS&AD Insurance Group Holdings, Inc.	38,689	1,912,256
Nomura Holdings, Inc.	270,977	1,537,802
ORIX Corp.	106,083	2,219,733
Resona Holdings, Inc.	192,776	1,049,261
SBI Holdings, Inc.	22,399	601,361
Shizuoka Financial Group, Inc.	42,782	418,061
Sompo Holdings, Inc.	26,775	1,568,423
Sumitomo Mitsui Financial Group, Inc.	114,572	6,376,659
Sumitomo Mitsui Trust Holdings, Inc.	59,324	1,202,546
T&D Holdings, Inc.	43,849	761,332
Tokio Marine Holdings, Inc.	162,613	4,746,495

(Cost $34,319,344)		45,661,895

Health Care - 8.0%
Asahi Intecc Co. Ltd.	19,200	398,421
Astellas Pharma, Inc.	163,235	1,798,176
Chugai Pharmaceutical Co. Ltd.	60,735	2,430,696
Daiichi Sankyo Co. Ltd.	166,983	5,540,111
Eisai Co. Ltd.	23,012	959,959
Hoya Corp.	31,686	4,118,208
Kyowa Kirin Co. Ltd.	24,560	486,793

M3, Inc.	38,684	553,863
Olympus Corp.	108,676	1,545,473
Ono Pharmaceutical Co. Ltd.	31,783	527,455
Otsuka Holdings Co. Ltd.	37,800	1,533,482
Shionogi & Co. Ltd.	22,108	1,103,630
Sysmex Corp.	15,444	867,386
Takeda Pharmaceutical Co. Ltd.(a)	142,723	4,176,399
Terumo Corp.	60,802	2,366,866

(Cost $27,983,412)		28,406,918

Industrials - 21.8%
AGC, Inc.	17,862	637,775
ANA Holdings, Inc.*	14,818	322,612
Central Japan Railway Co.	69,460	1,746,230
Dai Nippon Printing Co. Ltd.	18,443	537,224
Daifuku Co. Ltd.	27,500	650,447
Daikin Industries Ltd.	23,748	3,354,215
East Japan Railway Co.	27,185	1,607,491
FANUC Corp.	86,045	2,509,263
Fuji Electric Co. Ltd.	11,706	710,543
Hankyu Hanshin Holdings, Inc.	20,240	582,818
Hikari Tsushin, Inc.	1,752	316,346
Hitachi Construction Machinery Co. Ltd.	9,120	263,040
Hitachi Ltd.	83,734	7,073,713
Hoshizaki Corp.	9,708	330,637
ITOCHU Corp.	107,288	4,663,078
Japan Airlines Co. Ltd.	13,354	249,051
Kajima Corp.	37,676	698,006
Kawasaki Kisen Kaisha Ltd.	11,900	567,774
Keisei Electric Railway Co. Ltd.	12,384	577,815
Kintetsu Group Holdings Co. Ltd.	16,610	510,310
Komatsu Ltd.(a)	83,437	2,418,738
Kubota Corp.	90,663	1,326,805
Makita Corp.	20,444	532,782
Marubeni Corp.(a)	129,187	2,130,138
MINEBEA MITSUMI, Inc.	33,524	692,081
MISUMI Group, Inc.	24,620	375,409
Mitsubishi Corp.	311,273	6,654,415
Mitsubishi Electric Corp.	174,426	2,770,781
Mitsubishi Heavy Industries Ltd.	28,902	2,279,657
Mitsui & Co. Ltd.(a)	116,771	5,104,058
Mitsui OSK Lines Ltd.	31,200	1,068,026
MonotaRO Co. Ltd.	23,600	225,500
Nidec Corp.	37,590	1,424,418
NIPPON EXPRESS HOLDINGS, Inc.	6,839	361,246
Nippon Yusen KK(a)	41,336	1,315,738
Obayashi Corp.	56,908	550,214
Odakyu Electric Railway Co. Ltd.	29,177	409,669
Recruit Holdings Co. Ltd.	130,191	5,248,629
Secom Co. Ltd.	19,072	1,389,183
SG Holdings Co. Ltd.	29,600	370,790
Shimizu Corp.	46,668	270,445
SMC Corp.	5,180	3,114,841
Sumitomo Corp.(a)	93,573	2,188,904
Taisei Corp.	15,152	475,723
Tobu Railway Co. Ltd.	17,590	449,019
Tokyu Corp.	44,422	552,164
TOPPAN Holdings, Inc.	21,139	502,390
TOTO Ltd.	12,738	344,025
Toyota Industries Corp.	13,199	1,310,920
Toyota Tsusho Corp.	19,231	1,240,933
West Japan Railway Co.	19,379	805,433
Yamato Holdings Co. Ltd.	23,517	356,865
Yaskawa Electric Corp.	22,082	901,279

(Cost $62,752,427)		77,069,606

Information Technology - 15.6%
Advantest Corp.	69,200	3,189,514
Azbil Corp.	11,100	325,107
Brother Industries Ltd.	21,622	361,929
Canon, Inc.	90,497	2,642,112
Disco Corp.	8,400	2,704,002
FUJIFILM Holdings Corp.	33,757	2,144,263
Fujitsu Ltd.	15,888	2,478,261
Hamamatsu Photonics KK	12,988	465,392
Hirose Electric Co. Ltd.	2,566	272,398
Ibiden Co. Ltd.	10,000	460,312
Keyence Corp.	17,541	8,194,848
Kyocera Corp.	115,932	1,704,723
Lasertec Corp.	6,804	1,813,099
Murata Manufacturing Co. Ltd.	156,035	3,146,303
NEC Corp.	22,193	1,493,646
Nomura Research Institute Ltd.	35,322	990,486
NTT Data Group Corp.	57,540	934,373
Obic Co. Ltd.	6,367	994,844
Omron Corp.	15,617	578,346
Oracle Corp.	3,272	250,332
Otsuka Corp.	10,060	441,534
Renesas Electronics Corp.	133,000	2,177,485
Ricoh Co. Ltd.	48,834	405,539
Rohm Co. Ltd.	29,348	497,714
SCREEN Holdings Co. Ltd.	7,400	924,753
SCSK Corp.	13,100	241,169
Seiko Epson Corp.	26,124	421,866
Shimadzu Corp.	21,036	572,906
SUMCO Corp.	30,600	478,431
TDK Corp.	35,084	1,822,065
TIS, Inc.	19,500	438,984
Tokyo Electron Ltd.	42,542	10,462,404
Trend Micro, Inc.	12,372	612,823
Yokogawa Electric Corp.	20,608	434,923

(Cost $41,704,561)		55,076,886

Materials - 4.5%
Asahi Kasei Corp.	110,884	770,315
JFE Holdings, Inc.	52,319	856,745
JSR Corp.	15,451	414,514

Mitsubishi Chemical Group Corp.	117,696	673,973
Mitsui Chemicals, Inc.	15,481	428,330
Nippon Paint Holdings Co. Ltd.	87,615	648,989
Nippon Sanso Holdings Corp.	15,480	447,920
Nippon Steel Corp.(a)	76,737	1,901,534
Nissan Chemical Corp.	11,002	458,881
Nitto Denko Corp.	12,918	1,184,782
Shin-Etsu Chemical Co. Ltd.	162,655	6,929,546
Sumitomo Metal Mining Co. Ltd.	22,905	596,459
Toray Industries, Inc.	123,796	570,178

(Cost $13,432,241)		15,882,166

Real Estate - 2.8%
Daito Trust Construction Co. Ltd.	5,351	634,075
Daiwa House Industry Co. Ltd.	53,617	1,548,570
GLP J REIT	428	339,442
Hulic Co. Ltd.	34,810	346,660
Japan Metropolitan Fund Invest REIT(a)	606	356,922
Japan Real Estate Investment Corp. REIT	118	425,027
KDX Realty Investment Corp. REIT	356	355,953
Mitsubishi Estate Co. Ltd.	101,624	1,559,405
Mitsui Fudosan Co. Ltd.	80,282	2,174,661
Nippon Building Fund, Inc. REIT	141	542,669
Nippon Prologis REIT, Inc. REIT	214	357,714
Nomura Real Estate Holdings, Inc.	9,828	244,061
Nomura Real Estate Master Fund, Inc. REIT	352	349,605
Sumitomo Realty & Development Co. Ltd.	25,150	744,502

(Cost $10,322,528)		9,979,266

Utilities - 1.0%
Chubu Electric Power Co., Inc.	59,263	737,823
Kansai Electric Power Co., Inc.	64,307	823,783
Osaka Gas Co. Ltd.	33,089	660,809
Tokyo Electric Power Co. Holdings, Inc.*	134,890	728,795
Tokyo Gas Co. Ltd.	33,965	742,871

(Cost $3,498,499)		3,694,081

TOTAL COMMON STOCKS (Cost $295,025,123)		351,122,643

EXCHANGE-TRADED FUNDS - 0.0%
iShares Currency Hedged MSCI Japan ETF (Cost $13,300)	500	20,095

SECURITIES LENDING COLLATERAL - 5.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(b)(c)
(Cost $18,556,140)	18,556,140	18,556,140

CASH EQUIVALENTS - 0.3%
DWS ESG Liquidity Fund “Capital Shares”, 5.44%(b)	127,330	127,330
DWS Government Money Market Series “Institutional Shares”, 5.28%(b)	1,061,410	1,061,410

TOTAL CASH EQUIVALENTS (Cost $1,188,738)		1,188,740

TOTAL INVESTMENTS - 104.7% (Cost $314,783,301)		370,887,618
Other assets and liabilities, net - (4.7%)		(16,655,908)

NET ASSETS - 100.0%		$354,231,710

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
SECURITIES LENDING COLLATERAL — 5.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(b)(c)
3,785,348	14,770,792(d)	—	—	—	19,356	—	18,556,140	18,556,140
CASH EQUIVALENTS — 0.3%
DWS ESG Liquidity Fund “Capital Shares”, 5.44%(b)
122,244	5,049	—	—	37	5,085	—	127,330	127,330
DWS Government Money Market Series “Institutional Shares”, 5.28%(b)
4,433,180	31,063,804	(34,435,574)	—	—	152,564	—	1,061,410	1,061,410

8,340,772	45,839,645	(34,435,574)	—	37	177,005	—	19,744,880	19,744,880

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2024 amounted to $17,663,711, which is 5.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2023.

REIT:	Real Estate Investment Trust

At February 29, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
MSCI Japan Index Futures	USD	5	$414,490	$428,050	3/15/2024	$13,560
Nikkei 225 Futures	JPY	2	440,698	523,746	3/07/2024	83,048
TOPIX Index Futures	JPY	12	2,031,654	2,145,945	3/07/2024	114,291

Total unrealized appreciation						$210,899

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 29, 2024.

As of February 29, 2024, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation b	Unrealized Depreciationb
RBC Capital Markets	3/4/2024	JPY	43,084,588,700	USD	296,174,061	$8,603,173	$—
RBC Capital Markets	3/4/2024	JPY	5,531,960,000	USD	38,027,481	1,104,054	—
JP Morgan & Chase Co.	3/4/2024	USD	324,824,940	JPY	48,616,548,700	—	(330,625)
JP Morgan & Chase Co.	4/2/2024	JPY	48,616,548,700	USD	326,305,271	273,459	—
JP Morgan & Chase Co.	4/2/2024	JPY	4,470,673,000	USD	30,005,886	24,703	—

Total unrealized appreciation (depreciation)						$10,005,389	$(330,625)

b	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2024.

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$351,122,643	$—	$—	$351,122,643
Exchange-Traded Funds	20,095	—	—	20,095
Short-Term Investments(a)	19,744,880	—	—	19,744,880
Derivatives(b)
Forward Foreign Currency Contracts	—	10,005,389	—	10,005,389
Futures Contracts	210,899	—	—	210,899

TOTAL	$371,098,517	$10,005,389	$—	$381,103,906

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Forward Foreign Currency Contracts	$—	$(330,625)	$—	$(330,625)

TOTAL	$—	$(330,625)	$—	$(330,625)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DBJP-PH3

R-089711-1 (5/24) DBX005195 (5/24)